Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2020 Fund	Sep. 29, 2023
Fidelity Managed Retirement 2020 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.63%)
Past 5 years	2.54%
Past 10 years	5.52%
Fidelity Managed Retirement 2020 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.67%)
Past 5 years	1.19%
Past 10 years	3.85%
Fidelity Managed Retirement 2020 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.51%)
Past 5 years	1.64%
Past 10 years	4.01%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNK
Average Annual Return:
Past 1 year	(13.94%)
Past 5 years	3.06%
Past 10 years	5.84%